Background of the Company	9 Months Ended
Sep. 30, 2025
Background of the Company [Abstract]
BACKGROUND OF THE COMPANY

1. BACKGROUND OF THE COMPANY

Telesat Corporation was incorporated under the Business Corporations Act (British Columbia) in October 2020 and is headquartered in Ottawa, Canada.

References herein to “Telesat” or “Company” refer to Telesat Corporation and its subsidiaries. References to Non-Obligor(s) refers to Telesat entities which are not obligors under the Telesat Canada credit agreement and indentures, which are Telesat Corporation and its subsidiaries excluding Telesat Canada and its Restricted Subsidiaries (as defined under the Telesat Canada credit agreement and indentures). Non-Obligors include Lightspeed LEO Limited Partnership and Telesat LEO ULC, formerly known as Telesat LEO Inc.

The Company is a global satellite operator, providing mission-critical communications solutions to support the requirements of sophisticated satellite users throughout the world. The Company’s state-of-the-art fleet consists of 14 geostationary satellites and the Canadian payload on Viasat-1.

On September 12, 2025, the Company completed a corporate reorganization (“Reorganization”) which resulted in an indirect distribution of the equity of Telesat LEO Inc. within the wholly-owned subsidiaries of Telesat. As a result of the Reorganization, Telesat LEO Inc., which previously issued the Telesat Lightspeed Financing Warrants to the Government of Canada and the Government of Quebec (See Note 12), exchanged all its issued and outstanding common shares on a one-for-one basis for LP Units of the newly created Lightspeed LEO Limited Partnership. Telesat LEO Inc. continues as Telesat LEO ULC (“Telesat LEO”). Lightspeed Limited Partnership owns all of the issued and outstanding equity of Telesat LEO. Concurrently, the Company amended and restated its Telesat Lightspeed Financing Warrants with the Government of Canada and the Government of Quebec to change the issuing entity to be Lightspeed LEO Limited Partnership. The salient terms of the Telesat Lightspeed Financing Warrants remain unchanged from the Issuance Date. The series of transactions executed for the Reorganization were structured on a tax deferred basis for both Canadian and US tax purposes.

Telesat LEO is building a constellation of low earth orbit (“LEO”) satellites and integrated terrestrial infrastructure, called “Telesat Lightspeed”. In January 2018, the first LEO satellite, LEO 1, was successfully launched into orbit. The LEO 1 satellite demonstrated certain key features of the Telesat Lightspeed system design, specifically the capability of the satellite and customer terminals to deliver a low latency broadband experience. In July 2023, the Company successfully launched its LEO 3 satellite into orbit, and it has since replaced LEO 1.

The Company began trading on the Nasdaq Global Select Market and the Toronto Stock Exchange on November 19, 2021 under the ticker symbol “TSAT”. Quarterly and annual financial statements, material change statements and other publicly available documents of the Company can be obtained from the U.S. Securities Exchange Commission (“SEC”) at https://www.sec.gov and the System for Electronic Document Analysis and Retrieval (“SEDAR+”) at https://www.sedarplus.ca.

Unless the context states or requires otherwise, references herein to the “financial statements” or similar terms refer to the unaudited interim condensed consolidated financial statements of Telesat.

On November 3, 2025, these financial statements were approved by the Audit Committee of the Board of Directors and authorized for issue.